Provisions - Additional Information (Details) $ in Millions	Dec. 31, 2023 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 4,925
Tax Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	434
Labor Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	685
Administrative and Other Proceedings
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 3,806